Share-Based Compensation - Summary of Inputs into Black-Scholes Model (Details) - GDR Options - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Terms and Conditions of Share-Based Payment Arrangement [Line Items]
Weighted average share price in USD	$ 67.3	$ 63.7	$ 60.7
Expected volatility	42.40%	43.50%	45.30%
Risk-free rate	4.20%	3.60%	2.90%
Dividend yield	7.00%	7.00%	7.20%